Financial Risk Management (Details)	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2023	Mar. 31, 2023
Financial Risk Management (Details) [Line Items]
Senior convertible notes, percentage		0.00%	0.00%
Secured promissory notes, percentage	7.00%
Bottom of range [Member]
Financial Risk Management (Details) [Line Items]
Borrowings interest rate	7.00%
Top of range [Member]
Financial Risk Management (Details) [Line Items]
Borrowings interest rate	8.50%